SUPPLEMENTAL CASH FLOW INFORMATION - Disclosure of supplemental cash flow information (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Non-cash financing activities
Fair value of options granted and vested	$ 99,588	$ 17,189	$ 1,144,342
Fair value of options exercised	0	0	158,106
Fair value of warrants granted	149,340	0	174,427
Fair value of warrants exercised	0	0	36,859
Shares issued for finders	0	0	100,500
Shares issued as compensation	169,000	17,189	307,734
Cash payments for:
Interest	6,238	0	0
Taxes	$ 0	$ 0	$ 0